Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Redeemable noncontrolling interest	¥ 0		¥ 1,689
Accretion of mezzanine equity	(7,353)	$ (1,066)	0	¥ 0
Currency translation adjustment	¥ 53,349	$ 7,735	¥ (16,453)	¥ (52,185)
Translation rate calculated for buying rate	6.8972